Cover - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Ehave, Inc. (the “Company”) filed its Annual Report on Form 20-F for the year ended December 31, 2021, with the Securities and Exchange Commission (“SEC”) on May 27, 2022 (the “Original Form 20-F”). This Amendment No. 1 on Form 20-F/A (“Amendment No. 1” or “Form 20-F/A”) is being filed to reflect the restatement of property and equipment, other assets, accounts payable and accrued expenses, accrued expenses- related party, current portion of convertible notes, net of debt discount, common stock, accumulated deficit, non-controlling interest, general and administrative expense, interest expense, amortization expense, net loss from continuing operations, net loss, loss attributable to the noncontrolling interest, and net loss attributable to Ehave, Inc. stockholders (the “Restatement”) in the consolidated balance sheet and statement of operations for the year ended December 31, 2021.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-207107
Entity Registrant Name	EHAVE, INC
Entity Central Index Key	0001653606
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	100 SE 2nd St.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	244,523,925
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Pinnacle Accountancy Group of Utah	Turner, Stone & Company, LLP
Auditor Firm ID	6117	76
Auditor Location	Farmington, Utah	Dallas, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 SE 2nd St.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131